Reclassifications Out Of Accumulated Other Comprehensive Income (Tables)	3 Months Ended
Sep. 30, 2013
Equity [Abstract]
Summary of Activity of Comprehensive Income (Loss)

The summary of activity of comprehensive income (loss) for the three months ended September 30, 2013 is as follows:

Three Months Ended September 30, 2013	Before-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
Foreign Currency Translation Adjustments:
Translation Adjustments Arising During the Period	$19	$(2)	$17
Reclassification Adjustments Recognized in Net Income	—	—	—

Net Foreign Currency Translation Adjustments	19	(2)	17

Interest Rate Swaps:
Unrealized Gain (Loss) Arising During the Period	7	(3)	4
Reclassification Adjustment Recognized in Net Income	—	—	—

Net Gain (Loss) on Interest Rate Swaps	7	(3)	4

Total Other Comprehensive Income (Loss)	$26	$(5)	$21